K&L GATES LLP
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111

January 15, 2013

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attention:	James E. O’Connor, Attorney/Advisor
Division of Investment Management

Re:	Stone Ridge Trust (the “Trust”)
Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
(File Nos. 333-184477 and 811-22761)

Dear Mr. O’Connor:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, on behalf of the Trust, is the Trust’s second pre-effective amendment to its initial registration statement on Form N-1A (“Pre-Effective Amendment No. 2”).  This Pre-Effective Amendment No. 2 responds to further comments received from the staff of the Securities and Exchange Commission and includes audited financial statements.

Included with Pre-Effective Amendment No. 2, both the Trust and the Distributor formally request acceleration of effectiveness of the Registration Statement to January 17, 2013.

*  *  *

Any questions or comments should be directed to Michael S. Caccese at (617) 261-3133 or to the undersigned at (617) 951-9192.

Sincerely,

/s/ Douglas Y. Charton

Douglas Y. Charton